BOARD OF DIRECTORS - Schedule of Board annual compensation (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Director Renumeration [Line Items]
Share valuation, volume weighted average price, term	20 days	20 days
Chair of the Board of Directors
Director Renumeration [Line Items]
Base salary	€ 90,000	$ 101,331
Share-based compensation	40,000	45,036
Non-Executive Director
Director Renumeration [Line Items]
Base salary	45,000	50,666
Share-based compensation	30,000	33,777
Chair Audit Committee
Director Renumeration [Line Items]
Base salary	15,000	16,889
Member Audit Committee
Director Renumeration [Line Items]
Base salary	7,500	8,444
Chair Remuneration Committee
Director Renumeration [Line Items]
Base salary	12,500	14,074
Member Remuneration Committee
Director Renumeration [Line Items]
Base salary	6,250	7,037
Chair of the Transaction Committee
Director Renumeration [Line Items]
Base salary	12,500	14,074
Member of the Transaction Committee
Director Renumeration [Line Items]
Base salary	6,250	7,037
Chair Governance Committee
Director Renumeration [Line Items]
Base salary	12,500	14,074
Member Governance Committee
Director Renumeration [Line Items]
Base salary	€ 6,250	$ 7,037